SELECTED QUARATERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenues, net of interest expense	$ 17,899	$ 19,689	$ 19,425	$ 20,206	$ 17,873	$ 17,941	$ 20,592	$ 20,318					$ 77,219	[1]	$ 76,724	[1]	$ 69,530
Operating expenses	14,426	12,955	15,521	12,149	12,292	11,679	12,149	12,288					55,051	[1]	48,408	[1]	50,036	[1]
Provisions for credit losses and for benefits and claims	2,013	1,750	1,730	1,974	2,072	1,959	2,024	2,459					7,467		8,514		11,329
Income from continuing operations before income taxes	1,460	4,984	2,174	6,083	3,509	4,303	6,419	5,571					14,701		19,802		8,165
Provision for income taxes	1,077	2,068	1,921	2,131	1,184	1,102	2,225	1,675					7,197		6,186		397
Income from continuing operations	383	2,916	253	3,952	2,325	3,201	4,194	3,896					7,504		13,616		7,768
Income (loss) from discontinued operations, net of taxes	(1)	(16)	(22)	37	181	92	30	(33)					(2)		270		(58)
Net income before attribution of noncontrolling interests	382	2,900	231	3,989	2,506	3,293	4,224	3,863					7,502		13,886		7,710
Noncontrolling interests	38	59	50	45	50	51	36	90					192		227		219
Citigroup’s net income	$ 344	$ 2,841	$ 181	$ 3,944	$ 2,456	$ 3,242	$ 4,188	$ 3,773					$ 7,310		$ 13,659		$ 7,491
Basic earnings per share
Income from continuing operations (in dollars per share)	$ 0.06	$ 0.89	$ 0.03	$ 1.23	$ 0.71	$ 0.98	$ 1.34	$ 1.23					$ 2.21	[2]	$ 4.26	[2]	$ 2.51	[2]
Net income (in dollars per share)	$ 0.06	$ 0.88	$ 0.03	$ 1.24	$ 0.77	$ 1.01	$ 1.35	$ 1.22					$ 2.21	[2]	$ 4.35	[2]	$ 2.49	[2]
Diluted earnings per share
Income from continuing operations (in dollars per share)	$ 0.06	$ 0.88	$ 0.03	$ 1.22	$ 0.71	$ 0.98	$ 1.34	$ 1.23					$ 2.20	[2]	$ 4.25	[2]	$ 2.44	[2]
Net income (in dollars per share)	$ 0.06	$ 0.88	$ 0.03	$ 1.23	$ 0.77	$ 1.01	$ 1.34	$ 1.21					$ 2.20	[2]	$ 4.34	[2]	$ 2.42	[2]
Common stock price per share
High (in dollars per share)	$ 56.37	$ 53.66	$ 49.58	$ 55.20	$ 53.29	$ 53.00	$ 53.27	$ 47.60					$ 56.37		$ 53.29
Low (in dollars per share)	$ 49.68	$ 46.90	$ 45.68	$ 46.34	$ 47.67	$ 47.67	$ 42.50	$ 41.15					$ 49.68		$ 47.67
Close (in dollars per share)	$ 54.11	$ 51.82	$ 47.10	$ 47.60	$ 52.11	$ 48.51	$ 47.97	$ 44.24					$ 54.11		$ 52.11
Common dividends declared (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.
[2]	Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.